Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 217
2025	962
2026	212
2027	947
2028	198
Thereafter	395
Total	$ 2,931